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Calamos Hedged Equity Fund
Calamos Hedged Equity Fund
Investment Objective
Calamos Hedged Equity Fund's investment objective is to seek total return with lower volatility than equity markets.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on Page 149 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on Page 67 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Calamos Hedged Equity Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Calamos Hedged Equity Fund	Class A	Class C	Class I
Management Fees	0.74%	0.74%	0.74%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	none
Other Expenses	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.17%	1.92%	0.92%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example - Calamos Hedged Equity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	589	829	1,088	1,828
Class C	295	603	1,037	2,243
Class I	94	293	509	1,131

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Calamos Hedged Equity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	589	829	1,088	1,828
Class C	195	603	1,037	2,243
Class I	94	293	509	1,131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve total return with lower volatility than equity markets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and securities with economic characteristics similar to stock or the equity markets. The Fund invests in a broadly diversified portfolio of equity securities while also writing (selling) index call and put options and/or entering into other options strategies on equity securities and/or broad based indices. The Fund may write call options (i) on a portion of the equity securities in the Fund's portfolio and (ii) on broad- based securities indexes (such as the S&P 500 or MSCI EAFE) or ETFs (exchange traded funds).

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or ETFs. The Fund may also engage in active and frequent trading of portfolio securities.

Equity securities purchased by the Fund may include U.S. exchange-listed common stocks, options on equities, and American Depositary Receipts (ADRs). The Fund may also invest in fixed-income securities. The Fund may also invest in ETFs.

The Fund may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. In particular, the Fund may hedge some or all of the currency exposure of foreign securities by entering into forward foreign currency contracts, futures or other derivatives.

The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. The Fund intends that its option-based risk management strategy will reduce the volatility inherent in investments in equity securities over time.

Principal Risks
Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Highest Quarterly Return:	10.84	% (6.30.2020)	Lowest Quarterly Return:	-10.28	% (6.30.2022)

Average Annual Total Returns as of 12.31.23
AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.23

The following table shows how the Fund's average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2023 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Average Annual Returns - Calamos Hedged Equity Fund		1 Year	5 Years	Since Inception	Inception Date
Class A		10.11%	6.61%	5.23%	Dec. 31, 2014
Class C		13.69%	6.88%	5.04%	Dec. 31, 2014
Class I		15.88%	7.94%	6.08%	Dec. 31, 2014
After Taxes on Distributions | Class I	[1]	15.55%	7.71%	5.74%
After Taxes on Distributions and Sale of Fund Shares | Class I	[1]	9.39%	6.20%	4.78%
S&P 500 Index		26.29%	15.69%	11.85%
Bloomberg U.S. Aggregate Bond Index		5.53%	1.10%	1.36%
[1]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

The Bloomberg U.S. Aggregate Bond Index shows how the Fund's performance compares to an index that covers the U.S.-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors.